UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21187

Registrant Name:	PIMCO Municipal Income Fund III

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	December 31

Date of Reporting Period:	September 30, 2016

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Municipal Income Fund III

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 157.4%
MUNICIPAL BONDS & NOTES 157.3%
ALABAMA 16.0%
Alabama Docks Department State Revenue Bonds, Series 2010
6.000% due 10/01/2040	$1,000	$1,170
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	500	566
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	48,000	37,849
6.500% due 10/01/2053	15,000	18,861
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	2,000	2,694

		61,140

ARIZONA 10.2%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	2,250	2,253
Arizona Health Facilities Authority Revenue Bonds, Series 2008
5.000% due 01/01/2035	1,250	1,308
5.500% due 01/01/2038	900	950
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.000% due 09/01/2039 (e)	13,000	13,608
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	750	826
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (e)	5,000	5,419
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2037	11,600	14,688

		39,052

CALIFORNIA 24.6%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
5.000% due 04/01/2034	500	531
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	1,500	1,706
5.000% due 10/01/2042	3,260	3,677
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2053	12,000	14,476
California Health Facilities Financing Authority Revenue Bonds, (IBC/NPFGC Insured), Series 2007
5.000% due 11/15/2042	600	603
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	2,500	2,827
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	1,500	1,787
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	2,015	2,342
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	1,325	1,641
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	5,000	5,140
5.000% due 12/01/2037	5,300	5,556
California State General Obligation Bonds, Series 2008
5.250% due 03/01/2038	1,350	1,432
California State General Obligation Bonds, Series 2009
5.750% due 04/01/2031	2,500	2,802
6.000% due 04/01/2038	5,000	5,627
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	1,300	1,507
5.500% due 03/01/2040	3,200	3,654
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	2,580	2,987
6.750% due 02/01/2038	9,200	10,685
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	880	904
California Statewide Communities Development Authority Revenue Bonds, Series 2010
6.250% due 10/01/2039	1,000	1,142
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	3,000	3,487
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	3,600	3,600
5.750% due 06/01/2047	1,120	1,137
Los Angeles Community College District, California General Obligation Bonds, Series 2009
12.184% due 08/01/2033 (f)	1,675	2,045

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	2,000	2,932
Palomar Health, California Certificates of Participation Bonds, Series 2009
6.750% due 11/01/2039	1,250	1,377
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,600	1,874
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	6,200	6,200

		93,678

COLORADO 0.9%
Colorado Health Facilities Authority Revenue Bonds, Series 2010
5.000% due 01/01/2040	2,000	2,203
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	732
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	500	577

		3,512

CONNECTICUT 0.4%
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.875% due 04/01/2039	1,250	1,434

DISTRICT OF COLUMBIA 2.9%
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2009
5.500% due 10/01/2039 (e)	10,000	10,905

		10,905

FLORIDA 5.6%
Broward County, Florida Airport System Revenue Bonds, Series 2009
5.375% due 10/01/2029	500	560
Broward County, Florida Water & Sewer Utility Revenue Bonds, Series 2009
5.250% due 10/01/2034 (e)	4,500	4,880
Cape Coral, Florida Water & Sewer Revenue Bonds, (AGM Insured), Series 2011
5.000% due 10/01/2041	3,000	3,418
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	260	288
Florida State General Obligation Bonds, Series 2009
5.000% due 06/01/2038 (e)	4,200	4,496
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2010
8.619% due 10/01/2039 (f)	5,000	6,296
Miami-Dade County, Florida Revenue Bonds, Series 2016
0.000% due 10/01/2032 (b)	1,500	860
0.000% due 10/01/2033 (b)	1,000	549

		21,347

GEORGIA 4.3%
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2006
5.125% due 07/01/2042	1,750	1,758
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	400	406
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	10,000	11,610
Private Colleges & Universities Authority, Georgia Revenue Bonds, Series 2016
4.000% due 01/01/2046 (e)	2,500	2,783

		16,557

HAWAII 1.6%
Hawaii Pacific Health Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,500	1,669
Hawaii State General Obligation Bonds, Series 2016
4.000% due 10/01/2035 (a)	2,135	2,396

4.000% due 10/01/2036 (a)	1,755	1,963

		6,028

ILLINOIS 8.9%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	2,400	2,549
5.500% due 01/01/2042	1,000	1,054
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	7,200	7,799
5.500% due 01/01/2034	2,500	2,663
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2027	1,750	1,998
Illinois Finance Authority Revenue Bonds, Series 2007
5.875% due 03/01/2027 ^	1,000	280
6.000% due 03/01/2037 ^	625	175

Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037 (e)	5,000	5,398
7.125% due 11/15/2037	400	464
Illinois Finance Authority Revenue Bonds, Series 2010
6.000% due 08/15/2038	1,000	1,106
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	5,000	5,288
Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2041 (e)	4,500	5,343

		34,117

INDIANA 2.6%
Indiana Municipal Power Agency Revenue Bonds, Series 2016
5.000% due 01/01/2042	6,000	7,152
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	2,275	2,724

		9,876

IOWA 1.4%
Iowa Finance Authority Revenue Bonds, Series 2013
5.250% due 12/01/2025	3,000	3,235
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	76	1
2.700% due 11/15/2046 ^	403	350
Iowa Finance Authority Revenue Notes, Series 2013
5.000% due 12/01/2019	1,740	1,804

		5,390

KENTUCKY 0.6%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	2,000	2,290

LOUISIANA 2.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	1,500	1,756
6.000% due 10/01/2044	1,000	1,172
6.500% due 11/01/2035	400	476
Louisiana Public Facilities Authority Revenue Bonds, Series 2007
5.500% due 05/15/2047	1,700	1,745
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,488

		7,637

MARYLAND 0.8%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 06/01/2035	1,000	1,116
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	700	828
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
6.000% due 07/01/2041	1,000	1,192

		3,136

MASSACHUSETTS 2.0%
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.625% due 10/15/2037	285	320
Massachusetts Development Finance Agency Revenue Bonds, Series 2011
0.000% due 11/15/2056 (b)	140	1
6.250% due 11/15/2039	529	554
Massachusetts Housing Finance Agency Revenue Bonds, Series 2003
5.125% due 06/01/2043	4,910	4,916

Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	1,600	1,786

		7,577

MICHIGAN 2.9%
Detroit, Michigan General Obligation Bonds, Series 2010
5.250% due 11/01/2035	1,500	1,572
Michigan State Building Authority Revenue Bonds, Series 2016
5.000% due 04/15/2041 (e)	3,500	4,196
5.000% due 10/15/2046 (e)	1,500	1,791
5.000% due 10/15/2051 (e)	1,500	1,784
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	1,500	1,708

		11,051

MISSOURI 0.2%
Jennings, Missouri Revenue Bonds, Series 2006
5.000% due 11/01/2023	235	229
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	500	525

		754

NEW HAMPSHIRE 0.6%
New Hampshire Business Finance Authority Revenue Bonds, Series 2009
6.125% due 10/01/2039	2,000	2,233

NEW JERSEY 6.2%
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
6.500% due 04/01/2028	4,500	5,697
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,000	1,061
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,340
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.250% due 06/15/2041	500	564
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	1,600	1,535
5.000% due 06/01/2041	12,745	12,307

		23,504

NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	1,000	1,140

NEW YORK 14.6%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	9,800	11,445
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,887
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,502
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^	311	45
6.700% due 01/01/2049	863	888
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	10,450	11,920
New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,700	2,345
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	3,000	3,500
5.000% due 11/15/2044	11,000	12,636
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	3,000	3,459

		55,627

NORTH CAROLINA 1.8%
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	6,000	6,918

OHIO 11.7%
Allen County, Ohio Revenue Bonds, Series 2010
5.000% due 06/01/2038	500	550
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	1,000	976
5.875% due 06/01/2047	4,800	4,710
6.500% due 06/01/2047	30,350	30,951
Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	1,500	1,722

Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,756

		44,665

PENNSYLVANIA 7.3%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2009
5.625% due 08/15/2039	1,000	1,114
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	6,600	7,446
Capital Region Water, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	1,200	1,162

Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	1,000	1,069
6.000% due 07/01/2035	670	720
Dauphin County, Pennsylvania General Authority Revenue Bonds, Series 2009
6.000% due 06/01/2036	1,000	1,130
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	100	112
Pennsylvania Turnpike Commission Revenue Bonds, Series 2009
5.125% due 12/01/2040	3,000	3,301
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	5,000	5,803
Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2040	3,000	3,516
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2042	1,645	1,822
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	542

		27,737

SOUTH CAROLINA 6.8%
Greenwood County, South Carolina Revenue Bonds, Series 2009
5.375% due 10/01/2039	1,000	1,105
South Carolina Ports Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040	800	901
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,931
5.500% due 12/01/2053	15,000	17,834

		25,771

TENNESSEE 0.7%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.625% due 10/01/2039	1,250	1,384
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	1,000	1,127

		2,511

TEXAS 15.5%
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	1,300	1,432
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,500	5,199
North Harris County, Texas Regional Water Authority Revenue Bonds, Series 2008
5.250% due 12/15/2033	5,500	6,017
5.500% due 12/15/2038	5,500	6,047
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	10,800	11,422
5.750% due 01/01/2033	700	742
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	3,000	3,382
5.500% due 09/01/2041	600	713
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	3,000	3,329
Tender Option Bond Trust Receipts/Certificates, Texas General Obligation Bonds, Series 2009
8.580% due 08/01/2039 (f)	6,500	7,830
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2026	150	187
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	9,600	12,187
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	500	582

		59,069

U.S. VIRGIN ISLANDS 1.2%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
6.750% due 10/01/2037	2,500	2,602
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2025	2,000	2,000

		4,602

VIRGINIA 0.4%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,114
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^	201	15
6.000% due 06/01/2043	621	591

		1,720

WASHINGTON 0.5%
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	1,000	1,148
Washington Health Care Facilities Authority Revenue Bonds, Series 2010
5.500% due 12/01/2039	500	590

		1,738

WEST VIRGINIA 0.2%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	955	877

WISCONSIN 1.7%
University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series 2013
5.000% due 04/01/2038	3,500	4,055
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	1,000	1,132
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.625% due 04/15/2039	1,000	1,128

		6,315

Total Municipal Bonds & Notes (Cost $517,141)		599,908

SHORT-TERM INSTRUMENTS 0.0%
SHORT-TERM NOTES 0.0%
Federal Home Loan Bank
0.284% due 10/24/2016 (b)(c)	100	100

Total Short-Term Instruments (Cost $100)		100

Total Investments in Securities (Cost $517,241)		600,008

Total Investments 157.4% (Cost $517,241)		$600,008
Preferred Shares (49.6)%		(189,000)
Other Assets and Liabilities, net (7.8)%		(29,882)

Net Assets Applicable to Common Shareholders 100.0%		$381,126

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Security becomes interest bearing at a future date.

(e)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(f)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$61,140	$0	$61,140
Arizona	0	39,052	0	39,052
California	0	93,678	0	93,678
Colorado	0	3,512	0	3,512
Connecticut	0	1,434	0	1,434
District of Columbia	0	10,905	0	10,905
Florida	0	21,347	0	21,347
Georgia	0	16,557	0	16,557
Hawaii	0	6,028	0	6,028
Illinois	0	34,117	0	34,117
Indiana	0	9,876	0	9,876
Iowa	0	5,390	0	5,390
Kentucky	0	2,290	0	2,290
Louisiana	0	7,637	0	7,637
Maryland	0	3,136	0	3,136
Massachusetts	0	7,577	0	7,577
Michigan	0	11,051	0	11,051
Missouri	0	754	0	754
New Hampshire	0	2,233	0	2,233
New Jersey	0	23,504	0	23,504
New Mexico	0	1,140	0	1,140
New York	0	55,627	0	55,627
North Carolina	0	6,918	0	6,918
Ohio	0	44,665	0	44,665
Pennsylvania	0	27,737	0	27,737
South Carolina	0	25,771	0	25,771
Tennessee	0	2,511	0	2,511
Texas	0	59,069	0	59,069
U.S. Virgin Islands	0	4,602	0	4,602
Virginia	0	1,720	0	1,720
Washington	0	1,738	0	1,738
West Virginia	0	877	0	877
Wisconsin	0	6,315	0	6,315
Short-Term Instruments
Short-Term Notes	0	100	0	100

Total Investments	$0	$600,008	$0	$600,008

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 517,241	$85,244	$(2,477)	$82,767

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	IBC	Insured Bond Certificate

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund III

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 28, 2016

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 28, 2016

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 28, 2016